PREPAID LAND LEASES (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Prepaid Land and Leases [Line Items]
Prepaid land leases	$ 12,641	$ 13,362
Less: Accumulated amortization	(1,868)	(1,713)
Deferred Costs, Leasing, Net	$ 10,773	$ 11,649